Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interim Reporting [Line Items]
Net revenues	$ 338,533	$ 355,969	$ 350,701	$ 344,249	$ 302,477	$ 336,696	$ 334,998	$ 330,433	$ 284,933	$ 1,353,396	$ 1,287,060	$ 1,245,842
Net revenues less direct advertising expenses		233,068	229,025	228,298	189,245	221,600	222,610	216,156	173,425
Net (loss) income applicable to common stock	51,223	$ 76,437	$ 85,874	$ 59,269	40,625	$ 207,791	$ 34,959	$ 15,331	$ (4,928)	262,205	253,153	39,774
Net (loss) income	51,314				$ 40,716					$ 262,570	$ 253,518	$ 40,139
Net (loss) income per common share basic		$ 0.80	$ 0.89	$ 0.61	$ 0.42	$ 2.18	$ 0.37	$ 0.16	$ (0.05)	$ 2.72	$ 2.66	$ 0.42
Net (loss) income per common share - diluted		$ 0.80	$ 0.89	$ 0.61	$ 0.42	$ 2.18	$ 0.37	$ 0.16	$ (0.05)	$ 2.72	$ 2.66	$ 0.42
LAMAR MEDIA CORP [Member]
Interim Reporting [Line Items]
Net revenues	338,533	$ 355,969	$ 350,701	$ 344,249	$ 302,477	$ 336,696	$ 334,998	$ 330,433	$ 284,933	$ 1,353,396	$ 1,287,060	$ 1,245,842
Net revenues less direct advertising expenses		233,068	229,025	228,298	189,245	221,600	222,610	216,156	173,425
Net (loss) income	$ 51,407	$ 76,607	$ 86,043	$ 59,449	$ 40,804	$ 241,230	$ 35,103	$ 15,480	$ (4,778)	$ 262,903	$ 287,035	$ 40,338